Leases - Summary of balance sheet information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 1,212,770	₩ 1,304,963
Lease liabilities
Lease liability recognized	1,059,453	1,179,909
Previously stated [member]
Lease liabilities
Current	349,264	307,868
Non-Current	710,189	872,042
Lease liability recognized	1,059,453	1,179,910
Property and building [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	950,940	1,019,537
Machinery and communication line facilities [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	103,672	89,150
Other [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 158,158	₩ 196,276